Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Capital
Common Equity Tier 1 Capital	$ 49,165	$ 46,578
Net Tier 1 Capital	55,362	51,304
Total regulatory capital	64,512	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	417,138	421,185
Leverage exposures	$ 1,170,290	$ 1,230,648
Capital ratios
Common Equity Tier 1 Capital ratio	11.80%	11.10%
Tier 1 capital ratio	13.30%	12.20%
Total capital ratio	15.50%	14.20%
Leverage ratio	4.70%	4.20%